Jun. 01, 2020
TrueShares Technology, AI & Deep Learning ETF (LRNZ)
(the “Fund”)

June 1, 2020
Supplement to the Fund’s
Summary Prospectus dated February 27, 2020 and
Prospectus and Statement of Additional Information dated February 26, 2020, each as previously supplemented

The Fund is currently managed solely by TrueMark Investments, LLC, the Fund’s investment adviser (the “Adviser”), and Jordan C. Waldrep, CFA, the Adviser’s Chief Investment Officer, who has been a portfolio manager of the Fund since June 2020. All references to the Black Hill Capital Partners, LLC as sub-adviser and related information should be disregarded.

Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.
TrueShares Technology, AI & Deep Learning ETF
TrueShares Technology, AI & Deep Learning ETF
TrueMark Technology, AI & Deep Learning ETF (LRNZ)
TrueMark ESG Active Opportunities ETF (ECOZ)
(collectively, the “Funds”)

May 8, 2020

Supplement to the
Prospectus, dated February 26, 2020, as supplemented March 12, 2020,
Statement of Additional Information, dated February 26, 2020, and Summary Prospectus, dated February 27, 2020,
as supplemented March 12, 2020

Effective May 18, 2020, the Funds’ name will change as follows:

	Current	New
Fund Name	TrueMark Technology, AI & Deep Learning ETF	TrueShares Technology, AI & Deep Learning ETF
Fund Name	TrueMark ESG Active Opportunities ETF	TrueShares ESG Active Opportunities ETF

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.